================================================================================

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                February 28, 2002
--------------------------------------------------------------------------------

                                       The
                                   Value Line
                                   Tax Exempt
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

During the past year ended February 28, 2002 prices of fixed-income securities increased as interest rates declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index, dropped from 5.40% on February 28, 2001 to 5.25% on February 28, 2002. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, actually rose from 5.31% to 5.42% while 1-year short-term Treasury rates plunged from 4.47% to 2.25%. The drop in interest rates was the result of the slowing economy, an easier monetary policy by the Federal Reserve, muted inflation, and a weak stock market. In 2001, the Federal Reserve cut the Federal Funds rate eleven times from 6.50% to 1.75% in response to the economic slowdown and the September 11th terrorist attacks. These rate reductions had their largest impact on the short and intermediate maturities of the bond market.

During the past year, taxable bonds have outperformed tax-exempt bonds. For the twelve months ended February 28, 2002, the Lehman Brothers Aggregate Bond Index(1) was up 7.67% compared to 6.84% for the Lehman Brothers Municipal Bond Index(2). The superior performance for taxable bonds was concentrated in the corporate, mortgaged-backed, and asset-backed sectors of the market.

Currently, a 30-year triple A rated municipal bond yields 5.25%, which is 90.8% of the 5.78% yield of the 30-year Treasury bond. A 5.25% tax-exempt yield is equivalent to an 8.55% taxable yield for individuals in the 38.6% tax bracket. At this level, municipal bonds remain very attractive as income vehicles for investors.

National Bond Portfolio

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(3). During the year ended February 28, 2002, the Portfolio's total return was 5.97%. Since its inception in March 1984, the total return for the National Bond Portfolio, assuming the reinvestment of all dividends over that period, has been 273.50%. This is equivalent to an average annual total return of 7.62%(4).

Your Portfolio's 5.97% total return for the year ended February 28, 2002 was less than the 6.84% total return of the Lehman Brothers Municipal Bond Index(2) during the same time period for two major reasons. First, the total return of the Lehman Index does not reflect expenses, which are deducted from the Portfolio's total return. Second, the Portfolio has a high concentration of housing bonds which underperformed the Index. Housing bonds are high quality securities that provide the Portfolio with high yields and low price risk.

Your Fund's management continues to emphasize bonds with high quality and with call protection in order to maintain and maximize shareholder income without undue risk of principal. Over 87% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 16% of the portfolio is invested in non-callable bonds, mostly with high coupons. The portfolio's highest concentrations of investments are in the insured, housing-revenue, pre-refunded, and industrial-revenue sectors respectively.

Money Market Portfolio

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share(3)(5). The portfolio consists only of securities that carry the highest two ratings of the major credit-rating agencies. The 7-day average yield was 0.33% as of February 28, 2002, which is equivalent to a 0.54% taxable yield for those in the 38.6% tax bracket.

All short-term rates declined in the year ended February 28, 2002. Short-term, tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, fell from 3.19% on February 28, 2001 to 1.53% on February 28, 2002. During

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Shareholders
================================================================================

this same period of time, the yield on the one-year Treasury Index decreased from 4.47% to 2.25%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                            Sincerely,


                                            /s/ Jean Bernhard Buttner

                                            Jean Bernhard Buttner
                                            Chairman and President

May, 2002

--------------------------------------------------------------------------------

(1) The Lehman Brothers Aggregate Bond Index is representative of the broad fixed-income market. It includes government, investment-grade corporate, and mortgage-backed bonds. The returns for the Index do not reflect expenses, which are deducted from the Fund's returns, and it is not possible to directly invest in this Index.

(2) The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(3) Income from both Portfolios may be subject to state and local taxes, and some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

(4) Total return includes reinvestment of dividends and any capital gains paid.

(5) An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

================================================================================

Economic Observations

The recession, which gripped the nation for much of the past year, has ended. This conclusion is based on a succession of reports showing improving manufacturing levels, comparative continued strength in housing, selective improvement in retailing, and generally declining jobless claims. Nevertheless, given the absence of growth in the overall job market and continued depressed levels of factory usage, it appears that the economic recovery, which we expect to begin during the current half, will be moderate and uneven in its early stages.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the comparatively low level of U.S. business activity in recent months. To be sure, as the U.S. economy improves, some modest increase in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, however, inflation should remain muted through at least 2002.

Finally, the Federal Reserve, which has been aggressive in reducing interest rates over the past year, in an effort to promote stronger economic activity, is now at the end of its extended monetary easing cycle. We believe the Fed will now pursue a stable monetary course through at least the third quarter of this year, before rising business activity and possibly higher inflation encourage it to begin lifting rates again.


--------------------------------------------------------------------------------
4

                                            The Value Line Tax Exempt Fund, Inc.

================================================================================

The following graph compares the performance of the Value Line Tax Exempt Fund National Bond Portfolio to that of the Lehman Brothers Municipal Bond Index. The Value Line Tax Exempt Fund National Bond Portfolio is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.

--------------------------------------------------------------------------------
   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE VALUE LINE TAX EXEMPT FUND NATIONAL BOND PORTFOLIO AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

                              [LINE CHART OMITTED]
--------------------------------------------------------------------------------
                   (Period covered is from 3/1/92 to 2/28/02)

Performance Data:*

                          Average Annual Total Returns

                                                         National Bond Portfolio
                                                       12/31/01          2/28/02
                                                       --------          -------

 1 year ended ..............................             4.38%             5.97%
 5 years ended .............................             5.03%             5.44%
10 years ended .............................             5.62%             5.92%

                                                         Money Market Portfolio
                                                       12/31/01         2/28/02
                                                       --------         -------

 1 year ended ................................           1.38%            1.12%
 5 years ended ...............................           2.32%            2.26%
10 years ended ...............................           2.33%            2.29%
 7 day current yield(1) ......................            .76%             .33%

================================================================================

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 includes dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

(1) The Fund's current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the earnings of the Fund than the total return quotation.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
================================================================================

    Principal                                                                                 Rating
     Amount                               National Bond Portfolio                             (Unaudited)        Value
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (92.2%)

                  Alabama (0.7%)
     $1,160,000   Colbert County-Northwest, Health Care Authority, Hospital Revenue
                     Refunding, Helen Keller Hospital, 8.75%, 6/1/09 ......................   NR(3)           $ 1,185,242

                  Alaska (5.3%)
      2,000,000   Anchorage Correctional Facilities, Lease Revenue, 6.00%, 2/1/15 .........   Aaa               2,206,460
                  Housing Finance Corp.:
      1,490,000      Collateralized Veteran's Mortgage Revenue, 1st Ser., 6.00%, 6/1/15 ...   Aaa               1,584,481
      1,830,000      General Mortgage Revenue, Ser. A, 6.00%, 12/1/40 .....................   Aaa               1,883,783
        750,000      General Mortgage Revenue, Ser. A, 6.00%, 6/1/49 ......................   Aaa                 774,645
      2,055,000      Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17 ................   Aaa               2,100,354
                                                                                                              -----------
                                                                                                                8,549,723
                  Arizona (5.4%)
      4,650,000   Greenlee County, Industrial Development Authority, Pollution Control
                     Revenue, Refunding, Phelps Dodge Corp.  Project, 5.45%, 6/1/09 .......   Baa2              4,522,078
      3,885,000   Maricopa County, Industrial Development Authority,
                     Single-Family Mortgage Revenue, Ser. 1998 B, 6.20%, 12/1/30 ..........   Aaa               4,233,018
                                                                                                              -----------
                                                                                                                8,755,096
                  District of Columbia (0.9%)
      1,385,000   District of Columbia, Revenue, World Wildlife Fund,
                     Ser. A, 6.00%, 7/1/17 ................................................   Aaa               1,531,505

                  Florida (2.0%)
      1,815,000   Palm Beach County, Certificates of Participation,
                     School Board, Ser. A, 5.625%, 8/1/17 .................................   Aaa               1,922,666
      1,250,000   Pinellas County, Housing Finance Authority Single Family
                     Mortgage Revenue, 5.30%, 9/1/21 ......................................   Aaa               1,258,675
                                                                                                              -----------
                                                                                                                3,181,341
                  Hawaii (1.5%)
      2,000,000   Department of Budget and Finance, Special Purpose Mortgage Revenue,
                     Kapiolani Health Care System, 6.40%, 7/1/13 ..........................   Aaa               2,355,980

                  Illinois (11.9%)
                  Chicago:
      2,000,000      Metropolitan Water Reclamation, Capital Improvement General
                        Obligations Unlimited, Ser. A, 5.50%, 12/1/14 .....................   Aa1               2,190,500
      3,340,000      O'Hare International Airport Revenue,
                        Second Lien-Passenger Facility, Ser. B, 5.50%, 1/1/15 .............   Aaa               3,570,126


--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2002
================================================================================

    Principal                                                                                 Rating
     Amount                               National Bond Portfolio                             (Unaudited)        Value
-------------------------------------------------------------------------------------------------------------------------
     $1,485,000      Single Family Mortgage Revenue, Collateralized, Ser. C-1,
                        6.30%, 9/1/29 .....................................................   Aaa             $ 1,609,710
      2,000,000   Cook County Capital Improvement General Obligations
                     Unlimited, Ser. C, 5.00%, 11/15/25 ...................................   Aaa               1,956,360
        960,000   Development Finance Authority, Pollution Control Revenue,
                     Commonwealth Edison Project, 5.85%, 1/15/14 ..........................   AAA*              1,075,383
      2,000,000   Development Finance Authority, Solid Waste Disposal Revenue,
                     Waste Management Inc. Project, 5.05%, 1/1/10 .........................   Ba1               1,951,460
      2,000,000   Educational Facilities Authority Revenue, DePaul University,
                     5.50%, 10/1/17 .......................................................   Aaa               2,117,560
      2,475,000   Kane County, General Obligations Unlimited, 5.50%, 1/1/16 ...............   Aaa               2,655,650
      2,000,000   Springfield Electric Revenue, Senior Lien, 5.50%, 3/1/15 ................   Aaa               2,144,740
                                                                                                              -----------
                                                                                                               19,271,489
                  Indiana (2.4%)
      3,000,000   Office Building Commission, Capital Complex, Revenue,
                     Ser. B, 7.40%, 7/1/15 ................................................   Aaa               3,845,730

                  Iowa (6.0%)
      6,030,000   Muscatine, Electric Revenue, 6.70%, 1/1/13 ..............................   Aaa               6,970,740
      3,035,000   Tobacco Settlement Authority, Asset Backed Revenue,
                     Ser. B, 5.30%, 6/1/25 ................................................   A1                2,791,502
                                                                                                              -----------
                                                                                                                9,762,242
                  Louisiana (2.0%)
      3,000,000   State Office Facilities Corp., Lease Revenue, Capital Complex
                     Programs, 5.50%, 5/1/15 ..............................................   Aaa               3,257,370

                  Maine (2.2%)
      3,435,000   Housing Authority, Mortgage Purchase Revenue, Ser. D-1,
                     5.25%, 11/15/15 ......................................................   Aa2               3,581,606

                  Maryland (2.4%)
      3,700,000   Community Development Administration, Housing and Community
                     Development Revenue Refunding, Single Family Program,
                     1st Series, 5.60%, 4/1/18 ............................................   Aa2               3,853,846

                  Massachusetts (3.8%)
      1,285,000   Sommerville General Obligations Unlimited, 5.00%, 2/15/17 ...............   Aaa               1,327,726
      4,000,000   State Development Finance Agency, Revenue, Boston University,
                     Ser. P, 6.00%, 5/15/59 ...............................................   A3                4,263,280
        500,000   State Development Finance Agency, Resource Recovery
                     Revenue, Ser. B, 5.625%, 1/1/16 ......................................   AAA*                544,605
                                                                                                              -----------
                                                                                                                6,135,611


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
================================================================================

    Principal                                                                                 Rating
     Amount                               National Bond Portfolio                             (Unaudited)        Value
-------------------------------------------------------------------------------------------------------------------------
                  Michigan (1.3%)
     $2,000,000   Housing Development Authority, Single Family Mortgage Revenue,
                     Ser. C, 5.95%, 12/1/14 ...............................................   AA*             $ 2,105,720

                  Minnesota (2.3%)
      1,000,000   Housing Finance Agency, Single Family Mortgage Revenue,
                     Ser. A, 5.35%, 7/1/17 ................................................   Aaa               1,022,610
      2,690,000   Housing Finance Agency, Single Family Mortgage Revenue,
                     Ser. G, 5.20%, 1/1/17 ................................................   Aa1               2,746,329
                                                                                                              -----------
                                                                                                                3,768,939
                  Missouri (1.6%)
      1,500,000   Housing Development Commission, Multifamily Housing Revenue,
                     Ser. II, 5.25%, 12/1/16 ..............................................   AA*               1,529,715
      1,000,000   Housing Development Commission, Multifamily Housing Revenue,
                     Ser. III, 5.05%, 12/1/15 .............................................   AA*               1,009,590
                                                                                                              -----------
                                                                                                                2,539,305
                  Nevada (1.0%)
      1,660,000   Housing Division, Single Family Mortgage Revenue,
                     Ser. B-1, 5.25%, 10/1/17 .............................................   Aaa               1,683,954

                  North Dakota (0.7%)
      1,095,000   Housing Finance Agency, Housing Finance Program, Home Mortgage
                     Finance Program 2000 Series A, Refunding, 6.20%, 7/1/14 ..............   Aa3               1,175,461

                  Ohio (1.3%)
      1,985,000   Housing Finance Agency, Residential Mortgage Revenue,
                     2000 Series G, 5.625%, 9/1/16 ........................................   Aaa               2,072,141

                  Oregon (4.6%)
      2,125,000   Administrative Services, Certificates of Participation,
                     Ser. A, 5.375%, 5/1/15 ...............................................   Aaa               2,280,699
      2,000,000   Administrative Services, Certificates of Participation,
                     Ser. C, 5.25%, 11/1/17 ...............................................   Aaa               2,084,740
      3,000,000   Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath Cogen:
                     5.50%,1/1/07 .........................................................   NR(3)             3,071,340
                                                                                                              -----------
                                                                                                                7,436,779
                  South Carolina (0.9%)
      1,150,000   Piedmont Municipal Power Agency, Electric Revenue Refunding,
                     6.75%, 1/1/19 ........................................................   Aaa               1,377,194


--------------------------------------------------------------------------------
8

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2002
================================================================================

    Principal                                                                                 Rating
     Amount                               National Bond Portfolio                             (Unaudited)        Value
-------------------------------------------------------------------------------------------------------------------------
                  South Dakota (5.6%)
     $1,265,000   Heartland Consumers Power Distribution Revenue Refunding,
                     7.00%, 1/1/16 ........................................................   AAA*            $ 1,500,606
        905,000   Housing Development Authority, Homeownership Mortgage Revenue,
                     Ser. B, Remarketable, 5.25%, 5/1/17 ..................................   Aa1                 921,181
      1,500,000   Housing Development Authority, Homeownership Mortgage Revenue,
                     Ser. C, 5.35%, 5/1/22 ................................................   Aa1               1,513,950
      1,500,000   Housing Development Authority, Homeownership Mortgage Revenue,
                     Ser. D, 5.25%, 5/1/17 ................................................   Aa1               1,521,480
      1,995,000   Housing Development Authority, Homeownership Mortgage Revenue,
                     2000 Ser. E, 6.25%, 5/1/21 ...........................................   Aa1               2,101,653
      1,500,000   Housing Development Authority, Homeownership Mortgage Revenue,
                     Ser. H, 5.70%, 5/1/17 ................................................   Aa1               1,560,855
                                                                                                              -----------
                                                                                                                9,119,725
                  Tennessee (0.7%)
      1,000,000   Metropolitan Nashville Airport Authority Revenue Improvement,
                     Ser. A, 6.60%, 7/1/15 ................................................   Aaa               1,175,950

                  Texas (14.1%)
      2,000,000   Brazos River Authority, Revenue, Houston Industries, Inc. ...............
                     Ser. D, 4.90%, 10/1/15 ...............................................   Aaa               2,047,840
      3,500,000   Bexar County Revenue, Venue Project, 5.75%, 8/15/22 .....................   Aaa               3,757,670
      1,085,000   Harris County Certificates of Obligation, General Obligations Limited,
                     5.00%, 8/15/19 .......................................................   Aa1               1,085,792
      3,035,000   Harris County Hospital District, Revenue Refunding, Series 1990,
                     7.40%, 2/15/10 .......................................................   Aaa               3,569,038
        400,000   Irving Independent School District, General Obligations Unlimited,
                     5.50%, 2/15/16 .......................................................   Aaa                 426,496
      3,000,000   Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                     Refunding, Ser. A, 8.00%, 10/1/21 ....................................   AAA*              4,160,340
      3,000,000   Matagorda County Navigation District No. 1, Revenue Refunding,
                     Reliant Energy Project, Ser. 1999B, 5.95%, 5/1/30 ....................   Baa1              2,947,410
      1,370,000   Nacogdoches Independent School District, General Obligations
                     Unlimited, 5.50%, 2/15/16 ............................................   Aaa               1,460,749
      1,000,000   State Affordable Housing Corporation, Multi Family Revenue,
                     Ser. A, 6.75%, 8/20/21 ...............................................   Aaa               1,121,930
      1,000,000   State Department Housing and Community Affairs, Residential
                     Mortgage Revenue, Ser. C, 4.625%, 7/1/15 .............................   Aaa                 985,170
      1,385,000   Tyler Health Facilities Development Corp., Hospital Revenue,
                     East Texas Medical Center, Ser. 1997D, 5.375%, 11/1/27 ...............   Aaa               1,388,089
                                                                                                              -----------
                                                                                                               22,950,524


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
================================================================================

    Principal                                                                                 Rating
     Amount                               National Bond Portfolio                             (Unaudited)        Value
-------------------------------------------------------------------------------------------------------------------------
                  Virginia (1.0%)
     $1,780,000   Pocahontas Parkway Association, Route 895 Connector,
                     Toll Road Revenue, Ser. A, 5.25%, 8/15/09 ............................   Baa3            $ 1,544,969

                  Washington (5.6%)
      2,000,000   Grant County, Public Utility Electric Revenue Refunding,
                     Ser. H, 5.375%, 1/1/18 ...............................................   Aaa               2,073,340
      3,500,000   Energy Northwest, Electric Revenue Refunding,
                     Columbia Generating, Ser. A, 5.375%, 7/1/15 ..........................   Aaa               3,706,220
      3,000,000   Tocamo Electric System, Revenue Refunding, Ser. A,
                     5.75%, 1/1/15 ........................................................   Aaa               3,295,710
                                                                                                              -----------
                                                                                                                9,075,270
                  West Virginia (0.7%)
      1,000,000   Economic Development Authority, Lease Revenue,
                     Ser. A, 5.50%, 6/1/16 ................................................   Aaa               1,081,980

                  Wisconsin (4.3%)
      2,125,000   Ser. 1997, 5.25%, 8/15/17 ...............................................   Aaa               2,160,361
      4,530,000   Ser. 1999A, 5.60%, 2/15/29 ..............................................   BBB+*             4,164,927
        725,000   Housing and Economic Development Authority, Home Ownership
                     Revenue, Ser. D, 4.55%, 3/1/23 .......................................   Aa2                 744,321
                                                                                                              -----------
                                                                                                                7,069,609
                                                                                                              -----------

                  TOTAL LONG-TERM MUNICIPAL SECURITIES
                     (Cost $145,250,257) ..................................................                   149,444,301
                                                                                                              -----------

SHORT-TERM MUNICIPAL SECURITIES (9.1%)
      2,100,000   Hapeville, Georgia Development Authority, Adjustable
                     Tender Industrial Development Revenue, Hapeville
                     Hotel Ltd., 1.30%, 11/1/15 ...........................................   P-1(1)            2,100,000
      1,600,000   Honolulu, Hawaii City and County, General Obligations
                     Unlimited, Ser. B, 1.10%, 1/1/05 .....................................   VMIG-1(2)         1,600,000
      1,500,000   Jacksonville, Florida Electric Authority Revenue, Water and
                     Sewer System, Ser. B, 1.15%, 1/10/34 .................................   VMIG-1(2)         1,500,000
      7,100,000   Lincoln County, Wyoming Pollution Control Revenue,
                     Exxon Project, Ser. A,  1.35%, 7/1/17 ................................   P-1(1)            7,100,000
      2,500,000   Washington State, Public Supply System, Electric Revenue,
                     Ser. 2A-1,  1.10%, 7/1/12 ............................................   VM16-1(2)         2,500,000
                                                                                                              -----------
                  TOTAL SHORT-TERM MUNICIPAL SECURITIES
                     (Cost $14,800,000) ...................................................                    14,800,000
                                                                                                              -----------


--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2002
================================================================================

    Principal
     Amount                     National Bond Portfolio                             Value
---------------------------------------------------------------------------------------------
                  TOTAL MUNICIPAL SECURITIES (101.3%)
                     (Cost $160,050,257) .....................................   164,244,301
                  LIABILITIES LESS CASH AND OTHER ASSETS (-1.3%) .............    (2,116,046)
                                                                                ------------
                  NET ASSETS (100.0%) ........................................  $162,128,255
                                                                                ============

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                     PER OUTSTANDING SHARE ...................................  $      10.68
                                                                                ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 2002.

(3) Security not rated

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
================================================================================

    Principal                                                                                 Rating
     Amount                               Money Market Portfolio                              (Unaudited)        Value
-------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM MUNICIPAL SECURITIES (99.7%)
                  Colorado (4.3%)
     $  500,000   Housing Finance Authority, Multifamily Housing Revenue Refunding,
                     Greenwood Point, Ser. D, 1.20%, 10/15/16 .............................   A1+*(2)         $  500,000

                  Florida (2.6%)
        300,000   Jacksonville Electric Authority Revenue, Water and Sewer Systems,
                     Ser. B, 1.15%, 1/10/34 ...............................................   VM1G(2)            300,000

                  Illinois (34.2%)
        600,000   Chicago Board of Education, General Obligations Unlimited Tax,
                     Ser. D, 1.15%, 3/1/32 ................................................   VMIG-1(2)          600,000
        500,000   Development Financing Authority Revenue, Chicago Educational
                     TV Association, Ser. A, 1.15%, 11/14/01 ..............................   VM1G-1(2)          500,000
        600,000   Development Financing Authority Revenue, Glenwood School
                     for Boys, 1.15%, 2/1/33 ..............................................   AA-*(2)            600,000
        600,000   Educational Facilities Authority, Revenue, DePaul University,
                     Ser. CP-1, 1.15%, 4/1/26 .............................................   VM1G-1(2)          600,000
        600,000   Educational Facilities Authority, Revenue, Northwestern Project,
                     1.20%, 12/1/25 .......................................................   VMIG-1(2)          600,000
        600,000   Village of Schaumburg, General Obligations Unlimited Tax,
                     Ser. B, 1.20%, 12/1/15 ...............................................   VMIG-1(2)          600,000
        500,000   Village of South Barrington, Cook County, General Obligations
                     Variable Rate Demand Ser. 1998, 1.15%, 12/27/01 ......................   AA-*(2)            500,000
                                                                                                              ----------
                                                                                                               4,000,000
                  Indiana (4.3%)
        500,000   Health Facilities Financing Authority Revenue, Ascension Health Credit,
                     Ser. B, 1.55%, 11/15/36 ..............................................   Aa2(2)             500,000

                  Massachusetts (5.1%)
        600,000   State Health and Educational Facilities Authority Revenue,
                     Bentley College issue K, 1.05%, 7/1/30 ...............................   AA*(2)             600,000

                  Michigan (9.5%)
        600,000   Grant Anticipation Notes, Ser. A, 1.10%, 9/15/08 ........................   VM1G-1(2)          600,000
        500,000   State Housing Development Authority, Rental Housing Revenue,
                     Ser. A, 5.35%, 10/1/02 ...............................................   Aaa                508,264
                                                                                                              ----------
                                                                                                               1,108,264
                  New York (7.7%)
        300,000   New York City, General Obligations, Subser. A-8, 1.30%, 8/1/17 ..........   VM1G-1(1)          300,000
        600,000   Triborough Bridge & Tunnel Authority, General Purpose
                     Revenue Bonds, Ser. B, 1.00%, 1/1/32 .................................   VM1G(2)            600,000
                                                                                                              ----------
                                                                                                                 900,000


--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2002
================================================================================

    Principal                                                                                 Rating
     Amount                               Money Market Portfolio                              (Unaudited)        Value
-------------------------------------------------------------------------------------------------------------------------
                  North Carolina (9.4%)
     $  500,000   Mechlenburg County, Variable Rate, Public Improvement,
                     Ser. 2000 C, 1.15%, 2/1/13 ...........................................   VM1G-1(2)       $  500,000
        600,000   Mecklenburg County, General Obligations, Public Improvement,
                     Ser. 2000 C, 1.15%, 2/1/19 ...........................................   VMIG-1(2)          600,000
                                                                                                              ----------
                                                                                                               1,100,000
                  Oregon (5.1%)
        600,000   Portland, Multifamily Revenue, South Park Block Project,
                     Ser. A, 1.15%, 12/1/11 ...............................................   AA-*(2)            600,000

                  Tennessee (5.5%)
        650,000   Rutherford County Industrial Development Board,
                     Industrial Development Revenue, Series 1994,
                     (Square D Co. Project), 1.15%, 4/1/17 ................................   AA-*(2)            650,000

                  Utah (4.3%)
        500,000   Emery County, Pollution Control Revenue, Refunding, Pacificorp
                     Project, 1.20%, 11/1/24 ..............................................   VMIG-1(1)          500,000

                  Wisconsin (4.3%)
        500,000   West Allis, Variable Rate Demand Revenue Bonds, Ser. 2001,
                     State Fair Park Exposition Center, 1.22%, 9/1/28 .....................   VM1G-1(2)          500,000

                  Wyoming (3.4%)
        400,000   Lincoln County Pollution Control Revenue, Exxon Project,
                     Ser. B, 1.35%, 7/1/17 ................................................   P-1(1)             400,000
                                                                                                             -----------
                  TOTAL SHORT-TERM MUNICIPAL SECURITIES (99.7%)
                     (Cost $11,658,264) ...................................................                  $11,658,264
                  CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%) ...................                       34,998
                                                                                                             -----------
                  NET ASSETS (100.0%) .....................................................                  $11,693,262
                                                                                                             ===========
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                     PER OUTSTANDING SHARE ................................................                  $      1.00
                                                                                                             ===========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 2002.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2002
================================================================================

                                                                 Portfolio
                                                             ------------------
                                                             National   Money
                                                               Bond     Market
                                                             ------------------
                                                               (in thousands)
Assets:
Investment securities, at value
   (cost $160,050 and
   amortized cost $11,659) ................................  $164,244  $ 11,659
Cash ......................................................       403        43
Receivable for capital shares sold ........................     1,532        10
Interest receivable .......................................     1,747        22
Receivable for securities sold ............................     2,336        --
                                                             --------  --------
     Total Assets .........................................   170,262    11,734
                                                             --------  --------

Liabilities:
Payable for securities purchased ..........................     7,737        --
Dividends payable to shareholders .........................       158        --
Capital shares repurchased ................................        20         1
Accrued expenses:
   Advisory fee ...........................................        61         4
   Service and distribution plan
   fees payable ...........................................        30        --
   Other ..................................................       128        36
                                                             --------  --------
     Total Liabilities ....................................     8,134        41
                                                             --------  --------
Net Assets ................................................  $162,128  $ 11,693
                                                             ========  ========

Net Assets:
Capital stock, at $.01 par value
   (Authorized 65,000,000 shares
   and 125,000,000 shares,
   respectively; outstanding
   15,181,152 shares and 11,720,022
   shares, respectively) ..................................  $    152  $    117
Additional paid-in capital ................................   158,957    11,585
Undistributed net
   investment income ......................................       203        --
Accumulated net realized loss
   on investments .........................................    (1,378)       (9)
Net unrealized appreciation of
   investments ............................................     4,194        --
                                                             --------  --------
Net Assets ................................................  $162,128  $ 11,693
                                                             ========  ========
Net Asset Value, Offering and
   Redemption Price, per
   Outstanding Share ......................................  $  10.68  $   1.00
                                                             ========  ========

Statement of Operations for the
Year Ended February 28, 2002
================================================================================

                                                                 Portfolio
                                                             ------------------
                                                             National   Money
                                                               Bond     Market
                                                             ------------------
                                                               (in thousands)
Investment Income:
Interest ..................................................  $  8,133  $    304
                                                             --------  --------
Expenses:
Advisory fee ..............................................       788        64
Service and distribution plan fee .........................       394        32
Transfer agent fees .......................................        63        23
Audit and legal fees ......................................        45        30
Printing and stationary ...................................        37        10
Custodian fees ............................................        35         3
Registration and filing fees ..............................        18        11
Director's fees and expenses ..............................        14         9
Postage ...................................................        16         4
Other .....................................................        17         6
                                                             --------  --------
     Total expenses before fees
       waived and custody credits .........................     1,427       192
     Less: service and distribution
       plan fee waived ....................................        --       (32)
     Less: custody credits ................................       (18)       (2)
                                                             --------  --------
     Net Expenses .........................................     1,409       158
                                                             --------  --------
Net Investment Income .....................................  $  6,724  $    146
                                                             --------  --------
Realized and Unrealized
   Gain on Investments
     Net Realized Gain ....................................     1,318        --
     Net Change in Net Unrealized
       Appreciation .......................................     1,521        --
                                                             --------  --------
Net Realized Gain and Change in
   Net Unrealized Appreciation
   on Investments .........................................     2,839        --
                                                             --------  --------
Net Increase in Net Assets
   from Operations ........................................  $  9,563  $    146
                                                             ========  ========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Year Ended February 28, 2002 and February 28, 2001
================================================================================

                                                        National Bond              Money Market
                                                          Portfolio                 Portfolio
                                                    ------------------------------------------------
                                                      2002         2001         2002         2001
                                                    ------------------------------------------------
                                                                 (Dollars in thousands)
Operations:
    Net investment income .......................   $   6,724    $   7,463    $     146    $     370
    Net realized gain on investments ............       1,318        2,357           --            1
    Change in unrealized appreciation ...........       1,521        8,834           --           --
                                                    ------------------------------------------------
    Net increase in net assets from operations ..       9,563       18,654          146          371
                                                    ------------------------------------------------
Distributions to Shareholders:
    Net investment income .......................      (6,628)      (7,463)        (146)        (370)
    Net realized gains ..........................          --           --           --           (1)
                                                    ------------------------------------------------
    Net decrease in net assets from distributions      (6,628)      (7,463)        (146)        (371)
                                                    ------------------------------------------------
Capital Share Transactions:
    Net proceeds from sale of shares ............     109,183       46,964        6,482       18,711
    Net proceeds from reinvestment of
     distributions to shareholders ..............       4,532        4,945          146          371
    Cost of shares repurchased ..................    (112,661)     (55,475)      (8,093)     (19,380)
                                                    ------------------------------------------------
     Net increase (decrease) in net assets from
       capital share transactions ...............       1,054       (3,566)      (1,465)        (298)
                                                    ------------------------------------------------
Total Increase (Decrease) in Net Assets .........       3,989        7,625       (1,465)        (298)

Net Assets:
    Beginning of year ...........................     158,139      150,514       13,158       13,456
                                                    ------------------------------------------------
    End of year .................................   $ 162,128    $ 158,139    $  11,693    $  13,158
                                                    ================================================
Undistributed Net Investment Income .............   $     203    $      --    $      --    $      --
                                                    ================================================

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              15

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue


--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2002
================================================================================

Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Prior to March 1, 2001, the Fund recognized market discount when the securities were disposed. As required, effective March 1, 2001, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize discount on all securities. The cumulative effect of this accounting change had no impact on total net assets of the National Bond Fund, but resulted in an increase of $108,592 in the recorded cost of investments and a corresponding decrease in net unrealized appreciation, based on securities held by the Fund on February 28, 2001. The effect of this change for the year ended February 28, 2002 was to increase net investment income by $96,674, decrease net unrealized appreciation by $121,965, and increase net realized gains by $25,292. The statement of change in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                                       National Bond Portfolio
                                                       -----------------------
                                                        2002             2001
                                                       -----------------------
                                                           (in thousands)
Shares sold .....................................       10,322           4,625
Shares issued to shareholders
   in reinvestment of
   distributions ................................          428             487
                                                       -----------------------
                                                        10,750           5,112
Shares repurchased ..............................      (10,616)         (5,440)
                                                       -----------------------
Net increase (decrease) .........................          134            (328)
                                                       =======================

                                                        Money Market Portfolio
                                                       -----------------------
                                                        2002             2001
                                                       -----------------------
                                                           (in thousands)

Shares sold .....................................        6,482          18,711
Shares issued to shareholders
   in reinvestment of
   distributions ................................          146             371
                                                       -----------------------
                                                         6,628          19,082
Shares repurchased ..............................       (8,093)        (19,380)
                                                       -----------------------
Net decrease ....................................       (1,465)           (298)
                                                       =======================


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
================================================================================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                               National Bond
                                                                 Portfolio
                                                               --------------
                                                                    2002
                                                               --------------
                                                               (in thousands)
Purchases:
   Long-term obligations ...................................      $110,491
   Short-term obligations ..................................       125,870
                                                                  --------
                                                                  $236,361
                                                                  ========

Maturities or Sales:
   Long-term obligations ...................................      $111,429
   Short-term obligations ..................................       121,270
                                                                  --------
                                                                  $232,699
                                                                  ========

                                                                Money Market
                                                                 Portfolio
                                                               --------------
                                                                    2002
                                                               --------------
                                                               (in thousands)
Purchases:
   Municipal short-term obligations ........................      $ 11,642
                                                                  ========
Maturities or Sales:
   Municipal short-term obligations ........................      $ 13,172
                                                                  ========

4. Income Taxes

At February 28, 2002, information on the tax components of capital is as follows:

                                                               National Bond
                                                                 Portfolio
                                                               --------------
                                                               (in thousands)
Cost of investments for tax purposes .......................      $159,831
                                                                  ========
Gross tax unrealized appreciation ..........................      $  4,912
Gross tax unrealized depreciation ..........................      $   (499)
                                                                  --------
Net tax unrealized appreciation
   on investments ..........................................      $  4,413
                                                                  ========
Undistributed tax exempt income ............................      $    131
                                                                  ========
Capital loss carryforward,
   expires February 2008 ...................................      $ (1,367)
                                                                  ========

                                                                Money Market
                                                                 Portfolio
                                                               --------------
                                                               (in thousands)
Cost of investments for tax purposes .......................      $ 11,659
                                                                  ========
Capital loss carryforward,
   expires February 2005 ...................................      $      1
Capital loss carryforward,
   expires February 2006 ...................................             2
Capital loss carryforward,
   expires February 2007 ...................................             5
Capital loss carryforward,
   expires February 2008 ...................................             1
                                                                  --------
Capital loss carryforward,
   at February 28, 2002 ....................................      $      9
                                                                  ========

During the year ended February 28, 2002 the National Bond Portfolio utilized a capital loss carryforward of approximately $2,650,931.

To the extent future capital gains are offset by capital losses, the Portfolios do not anticipate distributing any such gains to the shareholders. The National Bond Portfolio's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and wash sales.

The tax composition of dividends for the National Bond Portfolio was as follows:

Tax exempt income ..........................................      $  6,616
Taxable ordinary income ....................................            12
                                                                  --------
                                                                  $  6,628
                                                                  ========


--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2002
================================================================================

5 Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $788,223 and $64,060 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the year ended February 28, 2002. This was computed at an annual rate of .50% of the average daily net assets of the portfolios of the Fund. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the year ended February 28, 2002, the Fund's expenses were reduced by $18,382 and $1,699 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $394,112 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the year ended February 28, 2002. Fees amounting to $32,030 payable to the Distributor by the Money Market Portfolio under this Plan for the year ended February 28, 2002, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At February 28, 2002, the Adviser and/or affiliated companies owned 273,412 shares of the National Bond Portfolio common shares, representing 1.80% of the outstanding shares and 1,038 shares of the Money Market Portfolio representing ..01% of the outstanding shares. In addition, certain officers and directors of the Fund owned 107,261 shares of the National Bond Portfolio, representing .71% of the outstanding shares and 7,916 shares of the Money Market Portfolio, representing .07% of the outstanding shares.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each year:

                                                                         National Bond Portfolio
                                                                   Years Ended on Last Day of February,
                                               ----------------------------------------------------------------------------
                                                 2002             2001             2000             1999             1998
                                               ----------------------------------------------------------------------------
Net asset value, beginning of year ........    $  10.51         $   9.79         $  10.80         $  11.04         $  10.78
                                               ----------------------------------------------------------------------------

Income from investment operations:
      Net investment income ...............        0.45             0.49             0.49             0.52             0.54
      Net gains or losses on securities
        (both realized and unrealized) ....        0.17             0.72            (0.95)            0.03             0.36
                                               ----------------------------------------------------------------------------
      Total from investment operations ....        0.62             1.21            (0.46)            0.55             0.90
                                               ----------------------------------------------------------------------------
Less distributions:
      Dividends from net
        investment income .................       (0.45)           (0.49)           (0.49)           (0.52)           (0.54)
      Distributions from capital gains ....          --               --            (0.06)           (0.27)           (0.10)
                                               ----------------------------------------------------------------------------
      Total distributions .................       (0.45)           (0.49)           (0.55)           (0.79)           (0.64)
                                               ============================================================================
Net asset value, end of year ..............    $  10.68         $  10.51         $   9.79         $  10.80         $  11.04
                                               ============================================================================
Total return ..............................        5.97%           12.68%           (4.30)%           4.88%            8.56%
                                               ============================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ....    $162,128         $158,139         $150,514         $182,017         $188,109
Ratio of expenses to average net assets ...         .91%(2)          .82%(2)          .64%(2)          .63%(2)          .63%(1)
Ratio of net investment income
  to average net assets ...................        4.28%(3)         4.82%            4.77%            4.71%            4.98%
Portfolio turnover rate ...................          76%              94%             163%             192%             119%

(1)   Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been .90%, .81%, .63%, and .62%, respectively, as of February 28, 2002, February 28, 2001, February 29, 2000 and February 28, 1999.

(3) As required, effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. The effect of this change for the year ended February 28, 2002 on net investment income and net realized and unrealized gains and losses was less than $.01 per share. The effect of this change was to increase the ratio of net investment income to average net assets from 4.22% to 4.28%. Per share and ratios for the year prior to March 1, 2001 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
20

The Value Line Tax Exempt Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each year:

                                                                            Money Market Portfolio
                                                                     Years Ended on Last Day of February,
                                             ----------------------------------------------------------------------------------
                                               2002                2001                2000             1999             1998
                                             ----------------------------------------------------------------------------------
Net asset value, beginning of year ........  $   1.00            $   1.00            $   1.00         $   1.00         $   1.00
                                             ----------------------------------------------------------------------------------
Income from investment operations:
      Net investment income ...............      0.01                0.03                0.02             0.02             0.03
Less distributions:
      Dividends from net
        investment income .................     (0.01)              (0.03)              (0.02)           (0.02)           (0.03)
                                             ----------------------------------------------------------------------------------
Net asset value, end of year ..............  $   1.00            $   1.00            $   1.00         $   1.00         $   1.00
                                             ==================================================================================
Total return ..............................      1.12%               2.76%               2.38%            2.39%            2.65%
                                             ==================================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ....  $ 11,693            $ 13,158            $ 13,456         $ 15,256         $ 16,858
Ratio of expenses to average net assets ...      1.25%(2)(3)         1.33%(2)(3)         1.15%(2)         1.18%(2)         1.03%(1)
Ratio of net investment income
  to average net assets ...................      1.14%               2.73%               2.33%            2.38%            2.63%

(1)   Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.23%, 1.31%, 1.14%, and 1.16%, respectively, as of February 28, 2002, February 28, 2001, February 29, 2000 and February 28, 1999.

(3) Net of waived service and distribution plan fee.Had the expenses been paid by the Money Market the ratio of expenses to average net assets would have been 1.50% and 1.47% and the ratio of net investment income to average daily net assets would have been .89% and 2.59%, respectively,as of February 28, 2002 and February 28, 2001.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Report of Independent Accountants
================================================================================

To the Board of Directors and Shareholders of The Value Line Tax Exempt Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the National Bond Portfolio and the Money Market Portfolio (constituting The Value Line Tax Exempt Fund, Inc. hereafter referred to as the "Fund") at February 28, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

April 10, 2002

--------------------------------------------------------------------------------

                         Federal Tax Notice (unaudited)

During the year ended February 28, 2002, the Fund paid to shareholders of the National Bond Portfolio $0.445 and to the Money Market Portfolio $0.011 per share, respectively from net investment income. Substantially all of the Fund's dividends from net investment income were exempt-interest dividends, and are 100% free of Federal income tax However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes.


--------------------------------------------------------------------------------
22

The Value Line Tax Exempt Fund, Inc.

Management of the Fund
================================================================================

MANAGEMENT INFORMATION

The business and afffairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                          Principal
                                                                          Occupation
                                                       Length of          During the                Other Directorships
Name, Address, and Age           Position              Time Served        Past 5 Years              Held by Director
-----------------------------------------------------------------------------------------------------------------------
Interested Directors*

Jean Bernhard Buttner            Chairman of the       Since 1987         Chairman, President       Value Line, Inc.
Age 67                           Board of Directors                       and Chief Executive
                                 and President                            Officer of Value Line,
                                                                          Inc. (the "Adviser") and
                                                                          Value Line Publishing, Inc.
                                                                          Chairman and President
                                                                          of each of the
                                                                          15 Value Line Funds
                                                                          and Value Line
                                                                          Securities, Inc.
                                                                          (the "Distributor")

-----------------------------------------------------------------------------------------------------------------------
Marion N. Ruth                   Director              Since 2000         Real Estate Executive:    Value Line, Inc.
5 Outrider Road                                                           President, Ruth Realty
Rolling Hills, CA 90274                                                   (real estate broker);
Age 66                                                                    Director of the Adviser
                                                                          since 2000.

-----------------------------------------------------------------------------------------------------------------------
Non-Interested Directors

John W. Chandler                 Director              Since 1991         Consultant, Academic      None
1611 Cold Spring Rd.                                                      Search Consultation
Williamstown, MA 01267                                                    Service, Inc. Trustee
Age 78                                                                    Emeritus and Chairman
                                                                          (1993-1994) of the
                                                                          Board of Trustees of
                                                                          Duke University;
                                                                          President Emeritus,
                                                                          Williams College.

-----------------------------------------------------------------------------------------------------------------------
Frances T. Newton                Director              Since 2000         Customer Support          None
4921 Buckingham Drive                                                     Analyst, Duke Power
Charlotte, NC 28209                                                       Company
Age 60


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Management of the Fund
================================================================================


                                                                          Principal
                                                                          Occupation
                                                       Length of          During the                Other Directorships
Name, Address, and Age           Position              Time Served        Past 5 Years              Held by Director
-----------------------------------------------------------------------------------------------------------------------
Francis C. Oakley                Director              Since 2000         Professor of History,     Berkshire
54 Scott Hill Road                                                        Williams College,         Life Insurance
Williamstown, MA 01267                                                    1961 to present.          Company.
Age 70                                                                    President Emeritus
                                                                          since 1994 and
                                                                          President, 1985 - 1994;
                                                                          Chairman (1993 - 1997)
                                                                          and Interim President
                                                                          (2002) of the American
                                                                          Council of Learned
                                                                          Societies.

-----------------------------------------------------------------------------------------------------------------------
David H. Porter                  Director              Since 1997         Visiting Professor of     None
5 Birch Run Drive                                                         Classics, Williams
Saratoga Springs, NY 12866                                                College, since 1999;
Age 66                                                                    President Emeritus,
                                                                          Skidmore College
                                                                          since 1999 and
                                                                          President, 1987 - 1998.

-----------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts               Director              Since 1987         Chairman, Institute       A. Schulman Inc.
169 Pompano St.                                                           for Political Economy     (plastics)
Panama City Beach, FL 32413
Age 62

-----------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr                Director              Since 1996         Senior Financial          None
1409 Beaumont Drive                                                       Advisor, Hawthrone,
Gladwyne, PA 19035                                                        since 2001;
Age 52                                                                    Chairman, Radcliffe
                                                                          College Board
                                                                          of Trustees,
                                                                          1990 - 1999.


--------------------------------------------------------------------------------
24

                                            The Value Line Tax Exempt Fund, Inc.

Management of the Fund
================================================================================

                                                                                        Principal
                                                                                        Occupation
                                                                Length of               During the
Name, Address, and Age               Position                   Time Served             Past 5 Years
--------------------------------------------------------------------------------------------------------------
Officers

Charles Heebner                      Vice President             Since 1994              Senior Portfolio
Age 65                                                                                  Manager with
                                                                                        the Adviser

-----------------------------------------------------------------------------------------------------------------------
Raymond Cowen                        Vice President             Since 1991              Assistant Research
Age 80                                                                                  Director with the
                                                                                        Adviser

-----------------------------------------------------------------------------------------------------------------------
Bradley T. Brooks                    Vice President             Since 2001              Portfolio Manager
Age 39                                                                                  with the Adviser
                                                                                        since 1999;
                                                                                        Securities Analyst
                                                                                        with the Adviser
                                                                                        1997 - 1999.

-----------------------------------------------------------------------------------------------------------------------
David T. Henigson                    Vice President,            Since 1994              Director, Vice
Age 44                               Secretary and                                      President and
                                     Treasurer                                          Compliance Officer
                                                                                        of the Adviser.
                                                                                        Director and Vice
                                                                                        President of the
                                                                                        Distributor.
                                                                                        Vice President,
                                                                                        Secretary and Treasurer
                                                                                        of each of the 15
                                                                                        Value Line Funds.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request, by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

================================================================================

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26

                                            The Value Line Tax Exempt Fund, Inc.

================================================================================

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                                                                              27

The Value Line Tax Exempt Fund, Inc.

                         The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and the National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818,24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
28

================================================================================

INVESTMENT ADVISER           Value Line, Inc.
                             220 East 42nd Street
                             New York, NY 10017-5891

DISTRIBUTOR                  Value Line Securities, Inc.
                             220 East 42nd Street
                             New York, NY 10017-5891

CUSTODIAN BANK               State Street Bank and Trust Co.
                             225 Franklin Street
                             Boston, MA 02110

SHAREHOLDER                  State Street Bank and Trust Co.
SERVICING AGENT              c/o NFDS
                             P.O. Box 219729
                             Kansas City, MO 64121-9729

INDEPENDENT                  PricewaterhouseCoopers LLP
ACCOUNTANTS                  1177 Avenue of the Americas
                             New York, NY 10036

LEGAL COUNSEL                Peter D. Lowenstein, Esq.
                             Two Sound View Drive, Suite 100
                             Greenwich, CT 06830

DIRECTORS                    Jean Bernhard Buttner
                             John W. Chandler
                             Frances T. Newton
                             Francis C. Oakley
                             David H. Porter
                             Paul Craig Roberts
                             Marion N. Ruth
                             Nancy-Beth Sheerr

OFFICERS                     Jean Bernhard Buttner
                             Chairman and President
                             Charles Heebner
                             Vice President
                             Raymond S. Cowen
                             Vice President
                             David T. Henigson
                             Vice President and
                             Secretary/Treasurer
                             Joseph Van Dyke
                             Assistant Secretary/Treasurer
                             Stephen La Rosa
                             Assistant Secretary/Treasurer

An investment in The Value Line Tax Exempt Fund, Inc. Money Market Portfolio is not guaranteed or insured by the U.S. Government, and there is no assurance that this portfolio will maintain its $1.00 per share net asset value.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #531331